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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01920
                                  ----------------------------------------------

                                  Stralem Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 645 Madison Avenue               New York, New York                 10022
--------------------------------------------------------------------------------
          (Address of principal executive offices)                 (Zip code)

                               Philippe E. Baumann

Stralem & Company Incorporated    645 Madison Avenue    New York, New York 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123
                                                     ---------------------------

Date of fiscal year end:        October 31, 2008
                          ------------------------------------

Date of reporting period:       July 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2008 (Unaudited)
================================================================================
     SHARES    COMMON STOCKS - 94.5%                                 VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 6.7%
               HOTELS, RESTAURANTS & LEISURE-3.9%
     71,600      McDonald's Corp.                               $    4,280,964
                                                                --------------
               HOUSEHOLD DURABLES-2.8%
     41,300      Whirlpool Corp.                                     3,126,410
                                                                --------------

               CONSUMER STAPLES - 3.9%
               PERSONAL PRODUCTS -3.9%
    100,700      Avon Products, Inc.                                 4,269,680
                                                                --------------

               ENERGY - 14.5%
               OIL, GAS & CONSUMABLE FUELS-14.5%
     48,900      Chevron Corp.                                       4,134,984
     42,900      Devon Energy Corp.                                  4,070,781
     58,500      Occidental Petroleum Corp.                          4,611,555
     68,700      XTO Energy, Inc.                                    3,244,701
                                                                --------------
                                                                    16,062,021
                                                                --------------
               FINANCIALS - 3.5%
               INSURANCE-3.5%
     87,500      Loews Corp.                                         3,899,000
                                                                --------------

               HEALTH CARE - 11.4%
               HEALTH CARE EQUIPMENT & SUPPLIES-2.5%
     30,000      Medtronic, Inc.                                     1,584,900
     17,400      Zimmer Holdings, Inc.(a)                            1,199,034
                                                                --------------
                                                                     2,783,934
                                                                --------------
               PHARMACEUTICALS-8.9%
     54,700      Abbott Laboratories                                 3,081,798
     52,700      Eli Lilly & Co.                                     2,482,697
    230,300      Pfizer, Inc.                                        4,299,701
                                                                --------------
                                                                     9,864,196
                                                                --------------
               INDUSTRIALS - 16.5%
               AEROSPACE & DEFENSE-3.6%
     40,300      L-3 Communications Holdings, Inc.                   3,977,207
                                                                --------------
               ELECTRICAL EQUIPMENT-3.1%
     71,000      Emerson Electric Co.                                3,457,700
                                                                --------------
               MACHINERY- 9.8%
     51,400      Caterpillar, Inc.                                   3,573,328
     52,200      Danaher Corp.                                       4,157,730
     50,200      Parker Hannifin Corp.                               3,096,336
                                                                --------------
                                                                    10,827,394
                                                                --------------
               INFORMATION TECHNOLOGY - 14.0%
               COMMUNICATIONS EQUIPMENT-2.3%
    112,700      Cisco Systems, Inc.(a)                              2,478,273
                                                                --------------
               COMPUTERS & PERIPHERALS-6.6%
     65,500      Hewlett-Packard Co.                                 2,934,400
     34,300      International Business Machines Corp.               4,389,714
                                                                --------------
                                                                     7,324,114
                                                                --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.6%
     76,800      Intel Corp.                                         1,704,192
     46,300      Texas Instruments, Inc.                             1,128,794
                                                                --------------
                                                                     2,832,986
                                                                --------------
               SOFTWARE-2.5%
    107,100      Microsoft Corp.                                     2,754,612
                                                                --------------

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
July 31, 2008  (Unaudited)
================================================================================
     SHARES    COMMON STOCKS - 94.5% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               MATERIALS - 6.5%
               CHEMICALS-6.5%
    111,200      Dow Chemical Co. (The)                              3,704,072
     58,500      Eastman Chemical Co.                                3,507,660
                                                                --------------
                                                                     7,211,732
                                                                --------------
               TELECOMMUNICATIONS SERVICES - 3.3%
               DIVERSIFIED TELECOMMUNICATIONS-3.3%
    107,900      Verizon Communications, Inc.                        3,672,916
                                                                --------------

               UTILITIES - 14.2%
               ELECTRIC UTILITIES-10.7%
    223,300      Duke Energy Corp.                                   3,925,614
     93,700      Progress Energy, Inc.                               3,964,447
    109,300      Southern Co. (The)                                  3,868,127
                                                                --------------
                                                                    11,758,188
                                                                --------------
               MULTI-UTILITIES-3.5%
     98,100      Consolidated Edison, Inc.                           3,894,570
                                                                --------------

               TOTAL COMMON STOCKS (Cost $92,086,369)           $  104,475,897
                                                                --------------

================================================================================
  PRINCIPAL    UNITED STATES TREASURY SECURITIES - 2.7%              VALUE
--------------------------------------------------------------------------------
$ 3,000,000    U.S. Treasury Bill, 1.52%*, due 9/18/2008
                 (Cost $2,994,000)                              $    2,993,448
                                                                --------------

================================================================================
     SHARES    MONEY MARKET FUNDS - 2.8%
--------------------------------------------------------------------------------
  3,051,609    Dreyfus Treasury Prime Money Market Fund, 1.32%**
                 (Cost $3,051,609)                              $    3,051,609
                                                                --------------

               TOTAL INVESTMENTS AT VALUE - 100.0%
                 (COST $98,131,978)                             $  110,520,954

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%             53,621
                                                                --------------

               NET ASSETS - 100.0%                              $  110,574,575
                                                                ==============

(a)  Non-income producing security.
*    Annualized yield at time of purchase, not a coupon rate.
**   Rate shown is the effective 7-day yield as of July 31, 2008

See accompanying notes to schedule of investments.

STRALEM EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
JULY 31, 2008 (UNAUDITED)
================================================================================


1.   SECURITY VALUATION:

Securities that are traded on major U.S. stock exchanges are generally valued at the last reported sales price. If there have been no sales on any business day, a security is valued at the closing bid. U.S. Treasury Bills (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Investments in money market funds are valued at net asset value.

If market quotations are not readily available when valuing securities or if the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Trust's Board of Trustees.


2.   SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of investments are calculated using the identified-cost method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Dividends to shareholders are recorded on the ex-dividend date.

3.   INVESTMENT TRANSACTIONS

The following information is computed on a tax basis for each item as of July 31, 2008:


          Cost of portfolio investments              $   98,131,978
                                                     ==============

          Gross unrealized appreciation              $   17,003,136
          Gross unrealized depreciation                  (4,614,160)
                                                     --------------

          Net unrealized appreciation                $   12,388,976
                                                     --------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             Stralem Fund
             -------------------------------------------------------------------



By (Signature and Title)*          /s/ Philippe E. Baumann
                           -----------------------------------------------------
                                  Philippe E. Baumann

Date         August 31, 2008
      ---------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*          /s/ Philippe E. Baumann
                           -----------------------------------------------------
                                  Philippe E. Baumann, President

Date         August 31, 2008
      ---------------------------------------------------



By (Signature and Title)*          /s/ Mark J. Seger
                           -----------------------------------------------------
                                  Mark J. Seger, Treasurer

Date         August 31, 2008
      ---------------------------------------------------



* Print the name and title of each signing officer under his or her signature.